World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	03/01/15 - 03/31/15
Interest Accrual Period	03/16/15 - 04/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/15	427,343,253.80	24,204
Yield Supplement Overcollateralization Amount at 02/28/15	12,939,248.55	0
Receivables Balance at 02/28/15	440,282,502.35	24,204
Principal Payments	17,960,419.73	488
Defaulted Receivables	986,674.06	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	12,131,516.35	0
Pool Balance at 03/31/15	409,203,892.21	23,670

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	53.23%

Prepayment ABS Speed	1.65%

Overcollateralization Target Amount	18,414,175.15
Actual Overcollateralization	18,414,175.15

Weighted Average APR	3.37%
Weighted Average APR, Yield Adjusted	5.07%
Weighted Average Remaining Term	47.12

Delinquent Receivables:
Past Due 31-60 days	5,814,761.17	290
Past Due 61-90 days	1,178,383.93	60
Past Due 91 + days	303,320.34	16
Total	7,296,465.44	366

Total 31+ Delinquent as % Ending Pool Balance	1.78%

Recoveries	725,474.66

Aggregate Net Losses/(Gains) - March 2015	261,199.40
Current Net Loss Ratio (Annualized)	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.88%

Flow of Funds	$ Amount

Collections	19,869,012.56
Advances	(10,236.50)
Investment Earnings on Cash Accounts	2,397.79
Servicing Fee	(366,902.09)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,494,271.76

Distributions of Available Funds
(1) Class A Interest	302,316.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,323,090.32
(7) Distribution to Certificateholders	1,846,492.15
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,494,271.76

Servicing Fee	366,902.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 03/16/15	408,112,807.38
Principal Paid	17,323,090.32
Note Balance @ 04/15/15	390,789,717.06

Class A-1
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-2
Note Balance @ 03/16/15	47,827,807.38
Principal Paid	17,323,090.32
Note Balance @ 04/15/15	30,504,717.06
Note Factor @ 04/15/15	12.9807307%

Class A-3
Note Balance @ 03/16/15	235,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	235,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-4
Note Balance @ 03/16/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	109,676,000.00
Note Factor @ 04/15/15	100.0000000%

Class B
Note Balance @ 03/16/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	15,609,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	324,689.29
Total Principal Paid	17,323,090.32
Total Paid	17,647,779.61

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	19,131.12
Principal Paid	17,323,090.32
Total Paid to A-2 Holders	17,342,221.44

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4362432
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.2748078
Total Distribution Amount	23.7110510

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0814090
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	73.7152780
Total A-2 Distribution Amount	73.7966870

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/15	72,957.46
Balance as of 03/31/15	62,720.96
Change	(10,236.50)

Reserve Account
Balance as of 03/16/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61